Registration No. 333-45664

ICA No. 811- 10123

As filed with the Securities and Exchange Commission on April 22, 2013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:

Amendment No. 18

(Check Appropriate Box or Boxes)

The North Country Funds

(Exact Name of Registrant as Specified in Charter)

c/o Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York  11788

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2700

(Registrant's Telephone Number, Including Area Code)

James P. Ash, Esq.

Gemini  Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York  11788

(Name and Address of Agent For Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

( X )	immediately upon filing pursuant to paragraph (b).
( )	On (date) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on (date) pursuant to paragraph (a)(1).
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on the 22nd day of April, 2013.

THE NORTH COUNTRY FUNDS

By: /s/JAMES R. COLANTINO

James R. Colantino

President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ GEORGE R. COUGHLAN*

Trustee

April 22, 2013

      George R. Coughlan

/s/ JOHN C. OLSEN*

Trustee

April 22, 2013

John C. Olsen

/s/ ALAN E. REDEKER *

Trustee

April 22, 2013

      Alan E. Redeker

/s/ JOSEPH M. GROSSI *

Trustee

April 22, 2013

Joseph M. Grossi

/s/ JOHN E. ARSENAULT *

Trustee

April 22, 2013

John E. Arsenault

/s/JAMES R. COLANTINO

President

April 22, 2013

      James R. Colantino

Principal Executive Officer

/s/ HARRIS COHEN

Treasurer

April 22, 2013

      Harris Cohen

Principal Financial Officer

* by /s/ BRIAN D. MCCABE

April 22, 2013

Brian D. McCabe

As attorney-in-fact pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

Joseph M. Grossi, whose signature appears below, does hereby constitute and appoint

Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated:  April 24, 2012

/s/Joseph M. Grossi

Joseph M. Grossi

POWER OF ATTORNEY

George R. Coughlan, III, whose signature appears below, does hereby constitute and appoint Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated:  April 24, 2012

/s/George R. Coughlan, III

George R. Coughlan, III

 POWER OF ATTORNEY

Alan E. Redeker, whose signature appears below, does hereby constitute and appoint Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated:  April 24, 2012

/s/Alan E. Redeker

Alan E. Redeker

POWER OF ATTORNEY

John C. Olsen, whose signature appears below, does hereby constitute and appoint

Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated:  April 24, 2012

/s/John C. Olsen

John C. Olsen

POWER OF ATTORNEY

John E. Arsenault, whose signature appears below, does hereby constitute and appoint

Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated:  April 24, 2012

/s/John E. Arsenault

John E. Arsenault

THE NORTH COUNTRY FUNDS

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase